Annual Total Returns - BlackRock GNMA Portfolio (Service Shares) [BarChart] - Service Shares - BlackRock GNMA Portfolio - Service Shares	Jan. 28, 2021
Bar Chart Table:
Annual Return 2011	6.71%
Annual Return 2012	3.77%
Annual Return 2013	(2.98%)
Annual Return 2014	5.92%
Annual Return 2015	0.67%
Annual Return 2016	1.27%
Annual Return 2017	1.12%
Annual Return 2018	0.10%
Annual Return 2019	6.21%
Annual Return 2020	4.04%